Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 198,673,971.75
Previously Paid Amount	14,914.79
Total Fee Amount	28,696.14
Total Offset Amount	0.00
Net Fee	$ 13,781.35